Long-Term Debt (Summary Of Aggregate Maturities Of Long-Term Debt) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Long-Term Debt [Abstract]
2015	$ 1,600,000
2016	6,600,000
2017	1,600,000
Thereafter	3,200,000
Total	$ 13,000,000	$ 28,000,000